Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expenses
Assays and analysis	$ 354,492	$ 224,233	$ 123,199
Drilling	800,682	1,199,928	263,705
Equipment rental	103,425	73,629	24,003
Geological	1,295,699	1,508,855	817,983
Helicopter and fuel	934,727	1,519,029	568,658
Property costs and assessments	652,926	1,553,601	1,142,426
Site activities	963,826	905,971	367,000
Socioeconomic	192,517	310,389	237,781
Travel and accommodation	91,808	86,281	29,587
Exploration and evaluation	5,390,102	7,381,916	3,574,342
Legal, accounting and audit	33,106	190,132	34,720
Office and administration	656,569	658,686	594,734
Shareholder communication	155,126	122,045	49,244
Travel and accommodation	32,891	36,170	14,316
Trust and regulatory	36,205	45,973	39,514
Administration	913,897	1,053,006	732,528
Pursuant to IKE agreements	(1,645,196)	(3,244,596)	(2,932,597)
Pursuant to JOY agreement	(2,893,408)	(2,952,141)
Mineral exploration tax credits		(695,594)	(648,512)
Cost recoveries	(4,538,604)	(6,892,331)	(3,581,109)
Total expenses	1,765,395	1,542,591	725,761
Other items
Interest income	(38,016)	(26,705)	(8,323)
Interest expense - director's loans	90,000	128,096	136,959
Transaction cost - director's loans	130,256	433,044	203,057
Foreign exchange (gain) loss	933	(4,093)
Gain on disposition of marketable securities		(667)	(14,806)
Loss	$ 1,948,568	$ 2,072,266	$ 1,042,648
Basic and diluted loss per common share	$ 0.01	$ 0.01	$ 0.01
Weighted average number of common shares outstanding	169,504,538	156,826,422	141,435,020